Fair Value (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of fair value, liabilities measured on recurring basis

Description:	Level	June 30, 2023	December 31, 2022
Liabilities:
Convertible Notes	3	$1,809	$10,911
Warrant liability	3	2,509	374
Convertible Notes and warrant liability, at fair value		$4,318	$11,285

Description:	Level	December 31, 2022
Liabilities:
Warrant liability	3	$374
Convertible Notes	3	$10,911

Schedule of fair value measurements for common stock warrants

	June 30, 2023			December 31, 2022
	Tranche 1	Tranche 2	Purchase Amendment	Tranche 1

Risk-free interest rate	4.13%	4.13%	4.13%	4.46%
Time to expiration (in years)	4.34	4.51	4.51	1.84
Expected volatility	95%	95%	95%	85%
Dividend yield	-	-	-	-
Stock price	$0.53	$0.53	$0.53	$3.25
Exercise price	$0.59	$0.68	$0.58	$15.00
Outstanding warrants	231,312	942,034	537,960	5.11%

Series B Warrants

June 30, 2023
Risk-free interest rate	4.19%
Time to expiration (in years)	4.64
Expected volatility	95%
Dividend yield	-
Stock price	$0.53
Exercise price	$1.56
Outstanding warrants	6,250,500

December 31, 2022
Exercise price	$15.00
Share price	$3.25
Volatility	85%
Expected life	4.84
Risk-free rate	4.01%
Dividend yield	-

Schedule of fair value of the convertible notes

	June 30, 2023		December 31, 2022
	Tranche 1	Tranche 2	Tranche 1

Risk-free interest rate	5.22%	5.13%	4.46%
Time to expiration (in years)	1.34	1.51	1.84
Expected volatility	95%	95%	85%
Dividend yield	-	-	-
Stock price	$0.53	$0.53	$3.25
Face value	$10,000,000	$10,000,000	$10,000,000
Fixed conversion rate	$0.64	$0.73	$15.00
Roll-forward discount rate	5.64%	19.50%	5.11%

December 31, 2022
Risk-free interest rate	4.46%
Time to expiration (in years)	1.84
Expected volatility	85%
Dividend yield	-
Stock price	$3.25
Face value	$10,000,000
Fixed conversion rate	$15.00
Roll-forward discount rate	5.11%